UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31, 2013

Check here if Amendment [ ]; Amendment Number: __
This Amendment (Check only one):    [ ] is a restatement.
                                    [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Highstreet Asset Management Inc.
Address: 350 - 244 Pall Mall Street
         London, Ontario
         Canada N6A 5P6

Form 13F File Number: 28-13890

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:  Dawn Butler
Title: Chief Operating Officer & Chief Financial Officer
Phone: 519-850-9500

Signature, Place, and Date of Signing:

    /s/ Dawn Butler      London, Ontario, Canada           05/01/2013
-----------------------  -----------------------  --------------------------
      [Signature]              [City, State]                 [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:

NONE

                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:       0
Form 13F Information Table Entry Total:  128
Form 13F Information Table Value Total:  $520,772
                                        (thousands)

List of Other Included Managers:

NONE

                        Highstreet Asset Management Inc.
                           FORM 13F INFORMATION TABLE
                    For the Quarter Ending March 31, 2013

                              TITLE OF                    VALUE    SHARES/  SH/   PUT/  INVSTMT  OTHER        VOTING AUTHORITY
NAME OF ISSUER                 CLASS          CUSIP      (x$1000)  PRN AMT  PRN   CALL  DSCRETN  MANAGERS   SOLE      SHARED    NONE
--------------                  ---           -----      --------  -------  ---   ----  -------  --------   ----      ------    ----
AT&T Inc.                       Common Stock  00206R102   8532    232549                Sole               231940       0        609
Aetna Inc.                      Common Stock  00817Y108   2056     40262                Sole                37525       0       2737
Agnico-Eagle Mines Ltd.         Common Stock  008474108   3941     96100                Sole                96100       0          0
Agrium Inc.                     Common Stock  008916108   4883     50095                Sole                50095       0          0
Accenture PLC                   Common Stock  00B4BNMY3   2013     26508                Sole                26156       0        352
Ensco PLC                       Common Stock  00B4VLR19   1722     28700                Sole                    0       0      28700
Seagate Technology PLC          Common Stock  00B58JVZ5   1058     28947                Sole                28325       0        622
Altria Group                    Common Stock  02209S103   1111     32319                Sole                31692       0        627
American Express Co.            Common Stock  025816109   1653     24500                Sole                    0       0      24500
AmerisourceBergen Corp.         Common Stock  03073E105    904     17580                Sole                17580       0          0
Anheuser-Busch Inbev Nv         Common Stock  03524A108   1493     15000                Sole                    0       0      15000
BCE Inc.                        Common Stock  05534B760   7477    160088                Sole               160088       0          0
BP PLC                          American      055622104   1673     39500                Sole                    0       0      39500
                                Depository
                                Receipt
Bank of Montreal                Common Stock  063671101  19046    302735                Sole               301435       0       1300
Bank of Nova Scotia             Common Stock  064149107   7532    129521                Sole               127621       0       1900
Barrick Gold Corp.              Common Stock  067901108   3329    113380                Sole               113380       0          0
Baytex Energy Corp.             Common Stock  07317Q105   3341     79746                Sole                79746       0          0
H&R Block Inc.                  Common Stock  093671105   1665     56606                Sole                56606       0          0
Bristol-Myers Squibb Co.        Common Stock  110122108   1401     34023                Sole                34023       0          0
Brocade Communications          Common Stock  111621306    153     26441                Sole                26441       0          0
Systems Inc.
Canadian Imperial Bank of       Common Stock  136069101   6824     87030                Sole                87030       0          0
Commerce
Canadian National Railway Co.   Common Stock  136375102  10582    105321                Sole               105321       0          0
Catamaran Corp.                 Common Stock  148887102   6257    118121                Sole               118121       0          0
Caterpillar Inc.                Common Stock  149123101   1731     19900                Sole                    0       0      19900
Cenovus Energy Inc.             Common Stock  15135U109   3207    103600                Sole                51500       0      52100
Chevron Corp.                   Common Stock  166764100   9008     75881                Sole                58160       0      17721
Cisco Systems Inc.              Common Stock  17275R102   6756    323089                Sole               322083       0       1006
Citigroup Inc.                  Common Stock  172967424   1465     33137                Sole                32651       0        486
Coca-Cola Co.                   Common Stock  191216100   7559    186900                Sole               139900       0      47000
Colgate-Palmolive Co.           Common Stock  194162103   1391     11782                Sole                11782       0          0
Comcast Corp.                   Common Stock  20030N101   1086     25849                Sole                25849       0          0
ConocoPhillips                  Common Stock  20825C104   1939     32300                Sole                    0       0      32300
Dell Inc.                       Common Stock  24702R101    270     19160                Sole                    0       0      19160
Walt Disney Co.                 Common Stock  254687106   1908     33600                Sole                    0       0      33600
Discover Financial Services     Common Stock  254709108    495     11225                Sole                    0       0      11225
EI du Pont de Nemours & Co.     Common Stock  263534109   5506    112000                Sole               112000       0          0
Eldorado Gold Corp.             Common Stock  284902103   3444    360400                Sole               360400       0          0
Encana Corp.                    Common Stock  292505104   5629    289500                Sole               199300       0      90200
Enbridge Inc.                   Common Stock  29250N105  11271    242158                Sole               242158       0          0
Enerplus Corp.                  Common Stock  292766102   4410    301954                Sole               301954       0          0
Exxon Mobil Corp.               Common Stock  30231G102  10016    111157                Sole                91257       0      19900
Fifth Third Bancorp             Common Stock  316773100    369     22965                Sole                    0       0      22965
General Electric Co.            Common Stock  369604103   5618    243000                Sole               243000       0          0
Gildan Activewear Inc.          Common Stock  375916103   5202    130439                Sole               130439       0          0
Goldcorp Inc.                   Common Stock  380956409   8979    266961                Sole               266961       0          0
Granite Real Estate Investment  REIT          387437114   1167     30527                Sole                30527       0          0
Trust
CGI Group Inc.                  Common Stock  39945C109   5528    203462                Sole               203462       0          0
HSBC Holdings PLC               American      404280406   1798     33700                Sole                    0       0      33700
                                Depository
                                Receipt
Hershey Co.                     Common Stock  427866108   1266     14465                Sole                14465       0          0
Hewlett-Packard Co.             Common Stock  428236103   8385    351734                Sole               351734       0          0
HollyFrontier Corp.             Common Stock  436106108    909     17671                Sole                17671       0          0
Huntington Bancshares Inc.      Common Stock  446150104   1812    245228                Sole               241561       0       3667
IAMGOLD Corp.                   Common Stock  450913108   2510    348000                Sole               348000       0          0
Intel Corp.                     Common Stock  458140100   7391    338265                Sole               250165       0      88100
International Business Machines Common Stock  459200101   3341     15666                Sole                 7962       0       7704
Corp.
International Paper Co.         Common Stock  460146103    479     10325                Sole                 6948       0       3377
JPMorgan Chase and Co.          Common Stock  46625H100   8806    185668                Sole               177808       0       7860
Johnson & Johnson               Common Stock  478160104   6707     82267                Sole                82267       0          0
KKR & Co. LP                    Common Stock  48248M102    233     12255                Sole                    0       0      12255
Kellogg Co.                     Common Stock  487836108   1952     30300                Sole                    0       0      30300
KeyCorp                         Common Stock  493267108   1472    147830                Sole               147830       0          0
Kinross Gold Corp.              Common Stock  496902404   4129    521897                Sole               521897       0          0
Koninklijke Ahold NV            American      500467402    212     14060                Sole                    0       0      14060
                                Depository
                                Receipt
L-3 Communications Holdings Inc.Common Stock  502424104   1340     16585                Sole                15085       0       1500
Leggett and Platt Inc.          Common Stock  524660107   2020     59806                Sole                59806       0          0
Linear Technology Corp.         Common Stock  535678106   1427     37182                Sole                37182       0          0
Lowe's Companies Inc.           Common Stock  548661107    820     21652                Sole                21104       0        548
MGM Resorts International       Common Stock  552953101    180     13691                Sole                13691       0          0
Magna International Inc.        Common Stock  559222401   5457     92869                Sole                92869       0          0
Manulife Financial Corp.        Common Stock  56501R106   4194    284886                Sole               284886       0          0
Marathon Oil Corp.              Common Stock  565849106   2081     61825                Sole                    0       0      61825
Mattel Inc.                     Common Stock  577081102   1138     25992                Sole                25992       0          0
McDonald's Corp.                Common Stock  580135101   6462     64825                Sole                64825       0          0
McKesson Corp.                  Common Stock  58155Q103   1592     14745                Sole                14745       0          0
Merck & Co. Inc.                Common Stock  58933Y105   5763    130388                Sole               124783       0       5605
Methanex Corp.                  Common Stock  59151K108   3175     77959                Sole                77959       0          0
Metlife Inc.                    Common Stock  59156R108    714     18784                Sole                18784       0          0
Microsoft Corp.                 Common Stock  594918104   9754    340929                Sole               276229       0      64700
Monsanto Co.                    Common Stock  61166W101   1288     12192                Sole                12192       0          0
Mosaic Co.                      Common Stock  61945C103   1353     22702                Sole                22702       0          0
Newell Rubbermaid Inc.          Common Stock  651229106    933     35761                Sole                34855       0        906
NIKE Inc.                       Common Stock  654106103   1524     25832                Sole                25832       0          0
Northrop Grumman Corp.          Common Stock  666807102   1637     23436                Sole                17394       0       6042
O'Reilly Automotive Inc.        Common Stock  67103H107   1453     14164                Sole                14164       0          0
Open Text Corp.                 Common Stock  683715106   1951     33027                Sole                33027       0          0
Parker Hannifin Corp.           Common Stock  701094104   1665     18177                Sole                17949       0        228
Pembina Pipeline Corp.          Common Stock  706327103    776     24566                Sole                24566       0          0
Penn West Petroleum Ltd.        Common Stock  707887105   3598    334808                Sole               334808       0          0
Pepsico Inc.                    Common Stock  713448108   1414     17877                Sole                17877       0          0
Petroleo Brasileiro SA          American      71654V408   1621     97800                Sole                    0       0      97800
                                Depository
                                Receipt
Pfizer Inc.                     Common Stock  717081103   7750    268547                Sole               267395       0       1152
Plains All American Pipeline LP Common Stock  726503105   1972     34908                Sole                34908       0          0
Power Corp. of Canada           Common Stock  739239101   4239    157800                Sole               157800       0          0
Principal Financial Group Inc.  Common Stock  74251V102   1760     51711                Sole                51711       0          0
Procter & Gamble Co.            Common Stock  742718109   5430     70463                Sole                70463       0          0
Rogers Communications Inc.      Common Stock  775109200  11013    215682                Sole               215682       0          0
Royal Bank of Canada            Common Stock  780087102  22267    369733                Sole               369733       0          0
Royal Dutch Shell PLC           American      780259206   1746     26800                Sole                    0       0      26800
                                Depository
                                Receipt
Safeway Inc.                    Common Stock  786514208    553     21087                Sole                14886       0       6201
Shaw Communications Inc.        Common Stock  82028K200   6895    278475                Sole               278475       0          0
Siemens AG                      American      826197501   1811     16800                Sole                    0       0      16800
                                Depository
                                Receipt
Silver Wheaton Corp.            Common Stock  828336107   3406    108852                Sole               108852       0          0
Spectra Energy Corp.            Common Stock  847560109   1888     61400                Sole                    0       0      61400
Statoil Asa                     American      85771P102   1709     69400                Sole                    0       0      69400
                                Depository
                                Receipt
Sun Life Financial Inc.         Common Stock  866796105   3980    145900                Sole               145900       0          0
Suncor Energy Inc.              Common Stock  867224107   9967    332735                Sole               332735       0          0
Talisman Energy Inc.            Common Stock  87425E103   1847    151100                Sole                    0       0     151100
Teck Resources Ltd.             Common Stock  878742204   3822    135789                Sole               135789       0          0
TELUS Corp.                     Common Stock  87971M103  18866    273250                Sole               273250       0          0
Texas Instruments Inc.          Common Stock  882508104    732     20626                Sole                20626       0          0
Thomson Reuters Corp.           Common Stock  884903105   7322    225732                Sole               225732       0          0
3M Co.                          Common Stock  88579Y101   7291     68583                Sole                53083       0      15500
Tim Hortons Inc.                Common Stock  88706M103   3192     58758                Sole                58758       0          0
Toronto-Dominion Bank           Common Stock  891160509  23762    285491                Sole               285491       0          0
Total SA                        American      89151E109   1622     33800                Sole                    0       0      33800
                                Depository
                                Receipt
TransAlta Corp.                 Common Stock  89346D107   3658    250290                Sole               250290       0          0
Travelers Cos Inc.              Common Stock  89417E109   5835     69311                Sole                69311       0          0
United Parcel Service Inc.      Common Stock  911312106   2706     31507                Sole                 9807       0      21700
United Technologies Corp.       Common Stock  913017109   5540     59300                Sole                59300       0          0
Valeant Pharmaceuticals         Common Stock  91911K102   7605    101341                Sole               101341       0          0
International Inc.
Valero Energy Corp.             Common Stock  91913Y100   1106     24309                Sole                23958       0        351
Verizon Communications Inc.     Common Stock  92343V104   5869    119400                Sole               119400       0          0
Vermilion Energy Inc.           Common Stock  923725105   2378     45942                Sole                45942       0          0
Whitecap Resources Inc.         Common Stock  96467A200   3702    389049                Sole               389049       0          0
Williams Companies Inc.         Common Stock  969457100   1955     52200                Sole                    0       0      52200
Wyndham Worldwide Corp.         Common Stock  98310W108   1326     20557                Sole                20557       0          0
Xilinx Inc.                     Common Stock  983919101    805     21080                Sole                21080       0          0
Yamana Gold Inc.                Common Stock  98462Y100   4113    267080                Sole               267080       0          0